SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivable, (gross)	$ 6,823,020	$ 7,620,758
Less: Allowance for expected credit losses	(5,700,032)	(5,967,520)	$ (6,542,904)
Trade receivable, net	$ 1,122,988	$ 1,653,238